DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES  TWO WORLD TRADE CENTER, NEW YORK,
                                               NEW YORK 10048
LETTER TO THE SHAREHOLDERS

DEAR SHAREHOLDER:

The six-month period ended September 30, 1995 was rewarding to investors in many of the world's more developed markets. Despite recent signs of slowing economic activity, many world equity markets are at or near all time highs. This slow-down in economic activity has led to more relaxed monetary policies and lower short term interest rates around the globe. Together with a benign inflation outlook, current equity valuations appear to be very well supported.

Given this favorable economic environment, Dean Witter Global Dividend Growth Securities posted a total return of 8.95 percent for the six-month period ended September 30, 1995. This compares to a return of 9.17 percent for the Morgan Stanley Capital International World Index (MSCI World Index). Surprising most global strategists and equity managers, the United States equity market topped the list in performance over this period with a return of 18.28 percent (as measured by the Standard & Poor's 500 Composite Stock Price Index). Conversely, Japan disappointed many investors with a U.S. dollar denominated return of -2.5 percent. This was mainly due to the combination of persistent yen strength and the lack of significant economic fiscal stimuli. Recent stabilization of the yen has alleviated the degree of Tokyo's underperformance.

PORTFOLIO ACTIVITY

During the period under review, there have been only modest changes to the Fund's country allocation, as a small increase in assets committed to the United States was offset by a reduction to assets in Italy. Several new equity positions were added to the Fund, including NEC Corporation and Nintendo in Japan, BAT Industries and British Steel in the United Kingdom, and Dayton Hudson and KeyCorp in the United States. On September 30, 1995, the Fund's portfolio comprised 115 securities, spread among 12 countries.

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS, CONTINUED

LOOKING AHEAD

Looking ahead, we are convinced that sensitivity to factors which would dictate the need for changing asset allocations among countries will be the key to future performance. We believe that the long-term outlook for the economies and the securities markets in most of the world's major countries is favorable and that the stocks of well-established, international companies should perform relatively well over the long term. Consequently, we are confident, patient and relatively fully invested. Additionally, we will continue to rely on the disciplined use of the Fund's screening process to aid us in the constant search for high-quality, dividend-paying stocks.

We appreciate your support of Dean Witter Global Dividend Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,

             [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)

   NUMBER OF
    SHARES                                                  VALUE
-----------------------------------------------------------------------

                 COMMON AND PREFERRED STOCKS (99.6%)
                 AUSTRALIA (1.5%)
                 BUILDING & CONSTRUCTION
      4,140,000  Pioneer International Ltd..........  $      10,944,297
                                                      -----------------
                 MULTI-INDUSTRY
      5,000,000  Southcorp Holdings Ltd.............         11,178,440
                                                      -----------------
                 PAPER & FOREST PRODUCTS
      1,335,000  Amcor Ltd..........................         10,002,588
                                                      -----------------
                 TOTAL AUSTRALIA....................         32,125,325
                                                      -----------------

                 CANADA (3.0%)
                 NATURAL GAS
      1,185,000  TransCanada Pipelines Ltd..........         15,673,435
                                                      -----------------
                 OIL RELATED
        437,000  Imperial Oil Ltd...................         16,281,668
        685,000  IPL Energy, Inc....................         15,695,790
                                                      -----------------
                                                             31,977,458
                                                      -----------------
                 TELECOMMUNICATIONS
        502,000  BCE Inc............................         16,786,326
                                                      -----------------

                 TOTAL CANADA.......................         64,437,219
                                                      -----------------
                 FRANCE (7.5%)
                 BANKING
         40,000  Societe Generale...................          4,095,479
                                                      -----------------
                 FINANCIAL SERVICES
         42,300  Societe Eurafrance S.A.............         12,546,064
                                                      -----------------
                 FOODS & BEVERAGES
         93,000  Eridania Beghin-Say S.A............         14,056,272
                                                      -----------------
                 HOUSEHOLD PRODUCTS
        166,000  BIC................................         14,298,426
                                                      -----------------
                 MULTI-INDUSTRY
         62,000  Compagnie Generale d'Industrie et
                 de Participations..................         11,902,489
         34,414  Financiere et Industrielle Gaz et
                 Eaux...............................         12,850,056
         49,200  Saint-Louis........................         13,013,388
        281,000  Worms et Compagnie.................         12,101,981
                                                      -----------------
                                                             49,867,914
                                                      -----------------

   NUMBER OF
    SHARES                                                  VALUE
-----------------------------------------------------------------------
                 OIL INTEGRATED - INTERNATIONAL
        195,800  Societe National Elf Aquitaine.....  $      13,217,743
        230,000  Total S.A. (B Shares)..............         13,923,819
                                                      -----------------
                                                             27,141,562
                                                      -----------------
                 OIL RELATED
         97,500  Esso Ste Anonyme Francaise.........         11,329,609
                                                      -----------------
                 TELECOMMUNICATIONS
        143,000  Alcatel Alsthom....................         12,029,721
                                                      -----------------
                 TELEVISION
        130,000  Societe Television Francaise.......         12,834,942
                                                      -----------------

                 TOTAL FRANCE.......................        158,199,989
                                                      -----------------

                 GERMANY (6.3%)
                 BANKING
        250,000  Deutsche Bank Aktiengesellschaft...         11,922,538
                                                      -----------------
                 CHEMICALS
         52,300  BASF AG............................         11,457,238
         44,150  Bayer AG...........................         11,265,755
                                                      -----------------
                                                             22,722,993
                                                      -----------------
                 HEALTH & PERSONAL CARE
        295,000  Douglas Holding AG.................         11,787,592
                                                      -----------------
                 MACHINERY - DIVERSIFIED
         50,000  IWKA AG............................         10,725,552
                                                      -----------------
                 MULTI-INDUSTRY
         38,700  Preussag AG........................         11,435,016
         32,600  RWE AG.............................         11,163,757
         29,000  Viag AG............................         11,181,213
                                                      -----------------
                                                             33,779,986
                                                      -----------------
                 OFFICE EQUIPMENT
         52,700  Herlitz AG.........................          9,568,384
                                                      -----------------
                 RETAIL - DEPARTMENT STORES
         26,200  Karstadt AG........................         11,626,078
                                                      -----------------
                 TEXTILES - APPAREL
         13,000  Hugo Boss AG (Preferred)...........         10,753,593
                                                      -----------------
                 UTILITIES - ELECTRIC
        290,000  Veba AG............................         11,528,847
                                                      -----------------

                 TOTAL GERMANY......................        134,415,563
                                                      -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

   NUMBER OF
    SHARES                                                  VALUE
-----------------------------------------------------------------------

                 HONG KONG (4.1%)
                 BANKING
      1,163,000  HSBC Holdings PLC..................  $      16,170,536
                                                      -----------------
                 CONGLOMERATES
      2,060,000  Swire Pacific, Ltd. (Class A)......         16,319,602
                                                      -----------------
                 REAL ESTATE
      3,012,000  Cheung Kong (Holdings) Ltd.........         16,401,112
      2,100,000  Realty Development Corp. (Class
                 A).................................          6,057,039
                                                      -----------------
                                                             22,458,151
                                                      -----------------
                 TELECOMMUNICATIONS
      9,024,800  Hong Kong Telecommunications,
                 Ltd................................         16,400,238
                                                      -----------------
                 UTILITIES - ELECTRIC
      4,575,000  Hong Kong Electric Holdings Ltd....         15,296,353
                                                      -----------------
                 TOTAL HONG KONG....................         86,644,880
                                                      -----------------

                 ITALY (2.0%)
                 NATURAL GAS
      3,650,000  Italgas SpA........................         10,907,006
                                                      -----------------
                 TELECOMMUNICATIONS
      1,650,000  Sirti SpA..........................         10,441,135
      8,150,000  Telecom Italia SpA.................         10,630,874
                                                      -----------------
                                                             21,072,009
                                                      -----------------
                 TEXTILES - APPAREL
      1,000,000  Benetton Group SpA.................         10,470,552
                                                      -----------------

                 TOTAL ITALY........................         42,449,567
                                                      -----------------

                 JAPAN (24.2%)
                 AUTOMOTIVE
      1,575,000  Honda Motor Co.....................         28,147,590
      1,385,000  Toyota Motor Corp..................         26,281,626
                                                      -----------------
                                                             54,429,216
                                                      -----------------
                 BUILDING MATERIALS
      3,930,000  Sankyo Aluminium Industrial........         20,044,578
      2,075,000  Sekisui Chemical Co................         26,250,000
                                                      -----------------
                                                             46,294,578
                                                      -----------------

   NUMBER OF
    SHARES                                                  VALUE
-----------------------------------------------------------------------
                 COMPUTER SERVICES
      2,800,000  AT&T Global Info Solutions.........  $      24,598,394
        375,000  Nintendo Co., Ltd..................         27,296,687
                                                      -----------------
                                                             51,895,081
                                                      -----------------
                 ELECTRICAL & ELECTRONICS
      2,450,000  Hitachi, Ltd.......................         26,566,265
        320,000  Kyocera Corp.......................         26,152,610
      1,725,000  Matsushita Electric Industrial Co.
                 Ltd................................         26,325,301
      2,620,000  Matsushita Electric Works..........         27,094,378
      1,875,000  NEC Corp...........................         25,978,916
        480,000  Sony Corp..........................         24,771,084
        510,000  TDK Corp...........................         26,114,458
                                                      -----------------
                                                            183,003,012
                                                      -----------------
                 ENTERTAINMENT & LEISURE TIME
      2,500,000  Mizuno Corp........................         23,217,871
                                                      -----------------
                 FOODS & BEVERAGES
      1,425,000  House Food Industry................         26,182,229
      3,970,000  Snow Brand Milk Products...........         26,506,526
                                                      -----------------
                                                             52,688,755
                                                      -----------------
                 METALS & MINING
      4,000,000  Furukawa Co., Ltd..................         19,678,715
                                                      -----------------
                 PHARMACEUTICALS
      1,467,000  Taisho Pharmaceutical Co., Ltd.....         27,395,783
      1,900,000  Takeda Chemical Industries.........         26,325,301
                                                      -----------------
                                                             53,721,084
                                                      -----------------
                 TRANSPORTATION
      2,400,000  Yamato Transport Co. Ltd...........         26,987,952
                                                      -----------------

                 TOTAL JAPAN........................        511,916,264
                                                      -----------------

                 MALAYSIA (2.0%)
                 BANKING
        830,000  AMMB Holdings Berhad...............         10,236,722
                                                      -----------------
                 BUILDING & CONSTRUCTION
        786,000  Cement Industries of Malaysia......          2,517,326
      1,462,000  Malayan Cement Berhad..............          2,675,632
      1,650,000  United Engineers Ltd...............         10,568,928
                                                      -----------------
                                                             15,761,886
                                                      -----------------
                 CONGLOMERATES
      4,100,000  Sime Darby Berhad..................         10,928,983
                                                      -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

   NUMBER OF
    SHARES                                                  VALUE
-----------------------------------------------------------------------
                 FOODS & BEVERAGES
        343,000  Nestle (Malaysia) Berhad...........  $       2,429,043
                                                      -----------------
                 OIL RELATED
        820,000  Esso Malaysia Berhad...............          2,267,356
                                                      -----------------

                 TOTAL MALAYSIA.....................         41,623,990
                                                      -----------------
                 NETHERLANDS (3.0%)
                 BANKING
        206,000  ABN-AMRO Holdings..................          8,538,726
                                                      -----------------
                 BUILDING & CONSTRUCTION
        102,000  Koninklijke Volker Stevin NV.......          6,820,863
                                                      -----------------
                 CHEMICALS
        100,000  DSM NV.............................          8,039,572
                                                      -----------------
                 FINANCIAL SERVICES
        142,600  International Nederlande Groep
                 NV.................................          8,294,747
                                                      -----------------
                 INSURANCE
        231,000  Aegon NV...........................          8,374,491
        141,000  Fortis Amev NV.....................          8,236,992
                                                      -----------------
                                                             16,611,483
                                                      -----------------
                 OIL INTEGRATED - INTERNATIONAL
         66,000  Royal Dutch Petroleum Co...........          8,124,476
                                                      -----------------
                 TEXTILES
        140,000  Gamma Holding NV...................          6,311,439
                                                      -----------------
                 TOTAL NETHERLANDS..................         62,741,306
                                                      -----------------
                 SWITZERLAND (4.1%)
                 BANKING
         56,000  Swiss Bank Corp....................         21,458,171
                                                      -----------------
                 CHEMICALS
         27,250  Ciba-Geigy Ltd.....................         21,804,725
                                                      -----------------
                 FOODS & BEVERAGES
         20,750  Nestle AG..........................         21,280,668
                                                      -----------------
                 MULTI-INDUSTRY
         19,000  BBC Brown Boveri AG................         22,055,483
                                                      -----------------
                 TOTAL SWITZERLAND..................         86,599,047
                                                      -----------------

   NUMBER OF
    SHARES                                                  VALUE
-----------------------------------------------------------------------

                 UNITED KINGDOM (11.9%)
                 BANKING
      4,000,000  Hambros PLC........................  $      12,410,720
      1,510,500  Lloyds Bank PLC....................         16,489,772
      1,650,000  National Westminster Bank PLC......         16,474,875
                                                      -----------------
                                                             45,375,367
                                                      -----------------
                 BREWERS
      1,616,000  Bass PLC...........................         16,352,833
      1,700,000  Scottish & Newcastle Breweries
                 PLC................................         16,277,791
                                                      -----------------
                                                             32,630,624
                                                      -----------------
                 FOODS & BEVERAGES
      5,050,000  Hazlewood Food PLC.................          9,752,863
      5,800,000  Hillsdown Holdings PLC.............         16,251,078
                                                      -----------------
                                                             26,003,941
                                                      -----------------
                 MULTI-INDUSTRY
      5,035,000  Hanson PLC.........................         16,050,403
                                                      -----------------
                 NATURAL GAS
      3,835,000  British Gas PLC....................         16,095,222
                                                      -----------------
                 RETAIL - MERCHANDISING
      3,200,000  Tesco PLC..........................         15,823,668
                                                      -----------------
                 STEEL & IRON
      5,750,000  British Steel PLC..................         16,566,095
                                                      -----------------
                 TELECOMMUNICATIONS
      2,626,000  British Telecommunications PLC.....         16,461,554
                                                      -----------------
                 TOBACCO
      1,973,000  B.A.T. Industries PLC..............         16,440,055
                                                      -----------------
                 UTILITIES - ELECTRIC
      1,150,000  South Wales Electricity PLC........         16,693,527
                                                      -----------------
                 UTILITIES - WATER
      1,700,000  Severn Trent PLC...................         16,630,998
      1,300,000  Welsh Water PLC....................         15,935,863
      1,350,000  Welsh Water PLC (Preferred)........          2,206,504
                                                      -----------------
                                                             34,773,365
                                                      -----------------

                 TOTAL UNITED KINGDOM...............        252,913,821
                                                      -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

   NUMBER OF
    SHARES                                                  VALUE
-----------------------------------------------------------------------

                 UNITED STATES (30.0%)
                 AEROSPACE & DEFENSE
        620,000  Northrop Grumman Corp..............  $      37,742,500
                                                      -----------------
                 AUTOMOTIVE
      1,250,000  Ford Motor Co......................         38,906,250
                                                      -----------------
                 BANKING
        650,000  BankAmerica Corp...................         38,918,750
      1,206,000  KeyCorp............................         41,305,500
                                                      -----------------
                                                             80,224,250
                                                      -----------------
                 CHEMICALS
        390,000  Monsanto Co........................         39,292,500
                                                      -----------------
                 CONGLOMERATES
        695,000  Minnesota Mining & Manufacturing
                 Co.................................         39,267,500
        830,000  Tenneco Inc........................         38,387,500
                                                      -----------------
                                                             77,655,000
                                                      -----------------
                 HEALTH & PERSONAL CARE
        555,700  Bristol-Myers Squibb Co............         40,496,637
                                                      -----------------
                 MACHINERY - DIVERSIFIED
        465,000  Deere & Co.........................         37,839,375
                                                      -----------------
                 METALS & MINING
        634,000  Phelps Dodge Corp..................         39,704,250
                                                      -----------------
                 OIL INTEGRATED - INTERNATIONAL
        780,000  Chevron Corp.......................         37,927,500
                                                      -----------------
                 RETAIL - MERCHANDISING
        521,500  Dayton-Hudson Corp.................         39,568,813
        435,000  KMart Corp.........................          6,307,500
                                                      -----------------
                                                             45,876,313
                                                      -----------------
                 TELECOMMUNICATIONS
      1,122,000  Sprint Corporation.................         39,270,000
                                                      -----------------
                 TOBACCO
        500,000  Philip Morris Companies, Inc.......         41,750,000
                                                      -----------------
                 TRANSPORTATION
        580,000  Conrail, Inc.......................         39,875,000
                                                      -----------------
                 UTILITIES - ELECTRIC
      1,311,000  Pacific Gas & Electric Co..........         39,166,125
                                                      -----------------

                 TOTAL UNITED STATES................        635,725,700
                                                      -----------------
                 TOTAL COMMON AND PREFERRED STOCKS
                 (IDENTIFIED COST $1,922,925,510)...      2,109,792,671
                                                      -----------------

   PRINCIPAL
   AMOUNT IN
   THOUSANDS                                                VALUE
-----------------------------------------------------------------------

                 SHORT-TERM INVESTMENT (0.4%)
                 U.S. GOVERNMENT AGENCY (a)
$         8,500  Federal Home Loan Mortgage Corp.
                 6.30% due 10/02/95 (Amortized Cost
                 $8,500,000)........................  $       8,500,000
                                                      -----------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,931,425,510) (B)..........  100.0%    2,118,292,671

CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES...................................  0.0             488,244
                                                ------   --------------

NET ASSETS....................................  100.0%   $2,118,780,915
                                                ------   --------------
                                                ------   --------------

---------------------
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes is $1,938,582,965; the aggregate gross unrealized appreciation is $242,190,393 and the aggregate gross unrealized depreciation is $62,480,687, resulting in net unrealized appreciation of $179,709,706.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 1995:

                                                       UNREALIZED
     CONTRACTS           IN EXCHANGE      DELIVERY   APPRECIATION/
    TO DELIVER               FOR            DATE     (DEPRECIATION)
-------------------------------------------------------------------
       $    622,069     Y     61,989,149  10/02/95   $         313
      Y 177,935,695     $      1,792,803  10/03/95           6,300
        CHF 444,989      $       387,149  10/04/95           1,376
       Y 69,705,185      $       699,149  10/04/95            (702)
       $    415,476       GBP    262,312  10/06/95            (236)
       $    736,106       DEM  1,049,540  10/09/95            (361)
       $  1,016,375      MYR   2,554,253  10/10/95            (162)
       $  2,362,131      FRF  11,622,865  10/31/95            (960)
       $  4,029,208      FRF  19,819,673  10/31/95          (2,865)
       $    157,135     ITL  254,441,539  10/31/95             609
       $    315,490     ITL  510,304,838  10/31/95             880
       $  1,393,697    ITL 2,243,642,589  10/31/95          (2,722)
                                                           -------
      Net Unrealized Appreciation..................  $       1,470
                                                           -------
                                                           -------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
SUMMARY OF INVESTMENTS SEPTEMBER 30, 1995 (UNAUDITED)

                                                             PERCENT OF
INDUSTRY                                       VALUE         NET ASSETS
------------------------------------------------------------------------
Aerospace & Defense.....................  $     37,742,500          1.8%
Automotive..............................        93,335,466          4.4
Banking.................................       198,021,789          9.3
Brewers.................................        32,630,624          1.5
Building & Construction.................        33,527,046          1.6
Building Materials......................        46,294,578          2.2
Chemicals...............................        91,859,790          4.3
Computer Services.......................        51,895,081          2.4
Conglomerates...........................       104,903,585          5.0
Electrical & Electronics................       183,003,012          8.6
Entertainment & Leisure Time............        23,217,871          1.1
Financial Services......................        20,840,811          1.0
Foods & Beverages.......................       116,458,679          5.5
Health & Personal Care..................        52,284,229          2.4
Household Products......................        14,298,426          0.7
Insurance...............................        16,611,483          0.8
Machinery - Diversified.................        48,564,927          2.3
Metals & Mining.........................        59,382,965          2.8
Multi-Industry..........................       132,932,226          6.3
Natural Gas.............................        42,675,663          2.0
Office Equipment........................         9,568,384          0.5
Oil Integrated - International..........        73,193,538          3.5
Oil Related.............................        45,574,423          2.2
Paper & Forest Products.................        10,002,588          0.5
Pharmaceuticals.........................        53,721,084          2.5
Real Estate.............................        22,458,151          1.1
Retail - Department Stores..............        11,626,078          0.5
Retail - Merchandising..................        61,699,981          2.9
Steel & Iron............................        16,566,095          0.8
Telecommunications......................       122,019,848          5.8
Television..............................        12,834,942          0.6
Textiles................................         6,311,439          0.3
Textiles - Apparel......................        21,224,145          1.0
Tobacco.................................        58,190,055          2.7
Transportation..........................        66,862,952          3.2
U.S. Government Agency..................         8,500,000          0.4
Utilities - Electric....................        82,684,852          3.9
Utilities - Water.......................        34,773,365          1.6
                                          ----------------        -----
                                          $  2,118,292,671        100.0%
                                          ----------------        -----
                                          ----------------        -----

                                                             PERCENT OF
TYPE OF INVESTMENT                             VALUE         NET ASSETS
------------------------------------------------------------------------
Common Stocks...........................  $  2,096,832,574         99.0%
Preferred Stocks........................        12,960,097          0.6
Short-Term Investment...................         8,500,000          0.4
                                          ----------------        -----
                                          $  2,118,292,671        100.0%
                                          ----------------        -----
                                          ----------------        -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $1,931,425,510)..........................  $2,118,292,671
Cash........................................................         239,079
Receivable for:
    Dividends...............................................       7,459,469
    Shares of beneficial interest sold......................       4,642,596
    Investments sold........................................       3,445,648
    Foreign withholding taxes reclaimed.....................       3,084,620
    Interest................................................          10,598
Deferred organizational expenses............................          98,101
Prepaid expenses and other assets...........................         122,869
                                                              --------------

     TOTAL ASSETS...........................................   2,137,395,651
                                                              --------------

LIABILITIES:
Payable for:
    Investments purchased...................................      13,223,370
    Shares of beneficial interest repurchased...............       1,636,353
    Plan of distribution fee................................       1,547,616
    Investment management fee...............................       1,254,814
    Dividends to shareholders...............................         584,031
Accrued expenses and other payables.........................         368,552
                                                              --------------
     TOTAL LIABILITIES......................................      18,614,736
                                                              --------------

NET ASSETS:
Paid-in-capital.............................................   1,894,735,877
Net unrealized appreciation.................................     186,803,921
Accumulated undistributed net investment income.............       4,074,717
Accumulated undistributed net realized gain.................      33,166,400
                                                              --------------

     NET ASSETS.............................................  $2,118,780,915
                                                              --------------
                                                              --------------

NET ASSET VALUE PER SHARE,
  175,708,614 SHARES OUTSTANDING (UNLIMITED SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                      $12.06
                                                              --------------
                                                              --------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $3,968,819 foreign withholding tax).......  $ 36,316,380
Interest....................................................       263,604
                                                              ------------

     TOTAL INCOME...........................................    36,579,984
                                                              ------------

EXPENSES
Plan of distribution fee....................................     9,087,789
Investment management fee...................................     7,354,763
Transfer agent fees and expenses............................     1,248,690
Custodian fees..............................................       780,984
Shareholder reports and notices.............................        89,113
Registration fees...........................................        80,510
Professional fees...........................................        40,054
Organizational expenses.....................................        18,536
Trustees' fees and expenses.................................        16,850
Other.......................................................       125,862
                                                              ------------

     TOTAL EXPENSES.........................................    18,843,151
                                                              ------------

     NET INVESTMENT INCOME..................................    17,736,833
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
    Investments.............................................    36,912,047
    Foreign exchange transactions...........................       147,829
                                                              ------------

     TOTAL GAIN.............................................    37,059,876
                                                              ------------
Net change in unrealized appreciation on:
    Investments.............................................   114,609,506
    Translation of forward foreign currency contracts, other
      assets and liabilities denominated in foreign
      currencies............................................      (462,786)
                                                              ------------

     TOTAL APPRECIATION.....................................   114,146,720
                                                              ------------

     NET GAIN...............................................   151,206,596
                                                              ------------

NET INCREASE................................................  $168,943,429
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS   FOR THE YEAR
                                                                    ENDED              ENDED
                                                              SEPTEMBER 30, 1995     MARCH 31,
                                                                 (UNAUDITED)           1995
------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................    $   17,736,833     $  18,696,831
Net realized gain...........................................        37,059,876        74,942,236
Net change in unrealized appreciation.......................       114,146,720        37,046,383
                                                              ------------------   -------------

     NET INCREASE...........................................       168,943,429       130,685,450
                                                              ------------------   -------------

DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................       (13,662,116)      (18,860,127)
Net realized gain...........................................       (47,043,928)      (40,561,883)
                                                              ------------------   -------------

     TOTAL..................................................       (60,706,044)      (59,422,010)
                                                              ------------------   -------------
Net increase from transactions in shares of beneficial
  interest..................................................       156,596,757       661,443,032
                                                              ------------------   -------------

     TOTAL INCREASE.........................................       264,834,142       732,706,472

NET ASSETS:
Beginning of period.........................................     1,853,946,773     1,121,240,301
                                                              ------------------   -------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $4,074,717 AND $0, RESPECTIVELY)........................    $2,118,780,915     $1,853,946,773
                                                              ------------------   -------------
                                                              ------------------   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American Stock Exchange, other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Trustees; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income is recorded on the ex-dividend date except with respect to certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

D. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

G. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of approximately $180,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized by the Fund on the straight line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays its Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% of daily net assets up to $1 billion; 0.725% of the next $500 million; and 0.70% of daily net assets over $1.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

The Distributor has informed the Fund that for the six months ended September 30, 1995, it received approximately $2,217,000 in contingent deferred sales charges from certain redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1995 aggregated $452,875,141 and $333,323,245, respectively.

For the six months ended September 30, 1995, the Fund incurred brokerage commissions of $97,085 with DWR for portfolio transactions executed on behalf of the Fund. At September 30, 1995, included in the Fund's payable for investments purchased for unsettled trades with DWR was $1,607,666.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 1995, the Fund had transfer agent fees and expenses payable of approximately $213,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 1995 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,017. At September 30, 1995, the Fund had an accrued pension liability of $20,693 which is included in accrued expenses in the Statement of Assets and Liabilities.

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995 (UNAUDITED) CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                                                        SEPTEMBER 30, 1995              MARCH 31, 1995
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................   23,478,275   $  278,440,542    74,392,250   $835,025,001
Reinvestment of dividends and distributions......................    4,771,798       56,350,645     5,026,624     54,808,636
                                                                   -----------   --------------   -----------   ------------
                                                                    28,250,073      334,791,187    79,418,874    889,833,637
Repurchased......................................................  (15,023,022)    (178,194,430)  (20,654,535)  (228,390,605)
                                                                   -----------   --------------   -----------   ------------
Net increase.....................................................   13,227,051   $  156,596,757    58,764,339   $661,443,032
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

6. FEDERAL INCOME TAX STATUS

At March 31, 1995, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

At September 30, 1995, there were no outstanding forward contracts other than those used to facilitate settlement of foreign currency denominated portfolio transactions.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential liability of the counterparties to meet the terms of their contracts.

DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                       FOR THE SIX
                                       MONTHS ENDED                         FOR THE PERIOD
                                      SEPTEMBER 30,       FOR THE YEAR      JUNE 30, 1993*
                                           1995              ENDED             THROUGH
                                       (UNAUDITED)       MARCH 31, 1995     MARCH 31, 1994
-------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................      $ 11.41            $ 10.81            $ 10.00
                                        --------           --------           --------

Net investment income..............         0.10               0.14               0.05
Net realized and unrealized gain...         0.91               0.88               0.84
                                        --------           --------           --------

Total from investment operations...         1.01               1.02               0.89
                                        --------           --------           --------

Less dividends and distributions
 from:
   Net investment income...........        (0.08)             (0.14)             (0.05)
   Net realized gain...............        (0.28)             (0.28)             (0.03)
                                        --------           --------           --------

Total dividends and
 distributions.....................        (0.36)             (0.42)             (0.08)
                                        --------           --------           --------

Net asset value, end of period.....      $ 12.06            $ 11.41            $ 10.81
                                        --------           --------           --------
                                        --------           --------           --------

TOTAL INVESTMENT RETURN+...........         8.95%(1)           9.60%              8.89%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................         1.88%(2)           1.97%              2.03%(2)

Net investment income..............         1.77%(2)           1.22%              0.66%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions..........................            $2,119             $1,854             $1,121

Portfolio turnover rate............           17%(1)             32%                21%(1)

---------------------
 *   Commencement of operations.
 +   Does not reflect the deduction of sales charge.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Jack F. Bennett
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Sheldon Curtis
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

Paul D. Vance
VICE PRESIDENT

Thomas F. Caloia
TREASURER


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
GLOBAL DIVIDEND
GROWTH SECURITIES


[Graphic]


SEMIANNUAL REPORT
SEPTEMBER 30, 1995